Net debt - Schedule of balance sheet allocation of derivative balances (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial investments	£ 976	£ 482
Derivative financial liabilities	(913)	(1,202)
Financing derivatives	63	(720)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Financial investments	851	375
Derivative financial liabilities	(845)	(1,138)
Financing derivatives	6	(763)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Financial investments	125	107
Derivative financial liabilities	(68)	(64)
Financing derivatives	£ 57	£ 43